2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Statement Table
Schedule of foreign exchange rates

As at December 31, 2020 and 2019, the foreign currency-denominated assets and liabilities were translated into Brazilian reais using mainly the following foreign exchange rates:

	Closing rate			Average rate
Currency	2020	2019	2018	2020	2019	2018
Euro	6.3779	4.5305	4.4390	5.8989	4.4159	4.3094
US dollar	5.1967	4.0307	3.8748	5.1578	3.9461	3.6558
Cape Verdean escudo	0.0578	0.0411	0.0403	0.0535	0.0401	0.0391
Sao Tomean dobra	0.260300	0.000192	0.000185	0.023705	0.000188	0.000177
Kenyan shilling	0.0476	0.0398	0.0381	0.0484	0.0387	0.0361
Namibian dollar	0.3540	0.2878	0.2698	0.3139	0.2732	0.2764
Mozambican metical	0.0700	0.0631	0.0627	0.0742	0.0627	0.0601

Schedule of stated reclassifications

These reclassifications do not affect the Company’s or Consolidated Statements of Changes in Shareholders’ Equity as at December 31, 2019 and Consolidated Statements of Operations for the year then ended. We highlight below the stated reclassifications:

	2019
	Originally stated	Reclassification	Currently stated
Adjustment to present value	48,756	(48,756)
Monetary corrections and foreign exchange differences on the fair value adjustment	334,269	(334,269)
Monetary corrections and exchange differences on third-party debt discount		383,025	383,025
Total reclassifications of financial income	383,025		383,025
Total financial income	2,662,463		2,662,463
Adjustment to present value	(910,491)	910,491
Amortization of third-party debt discount		(910,491)	(910,491)
Total reclassifications of financial expenses	(910,491)		(910,491)
Total financial expenses	(8,772,181)		(8,772,181)
Financial income (expenses)	(6,109,718)		(6,109,718)

Schedule of new and revised standards and interpretations

New standards adopted as at January 1, 2020:

New and revised standards		Effective beginning on or after:
IAS 1	Presentation of Consolidated Financial Statements	January 1, 2020
IAS 8	Accounting Policies, Changes in Accounting Estimates and Errors (Amendment - Definition of material)	January 1, 2020
IFRS 3	Business Combinations (Revised - definition of business) Conceptual framework revised for financial reports	January 1, 2020
IFRS 16	Leases (introduces a change as a result of benefits related to Covid 19 granted to lessees in lease contracts)	January 1, 2020

 The new and revised standards and interpretations issued by the IASB that are effective in future reporting periods and that the Company decided not to early adopt are the following, effective for periods beginning on or after January 1, 2021:

New and revised standards		Effective beginning on or after:
Standard enhancement	Setting benchmark interest rates for application pf IFRS 9, IAS 39, IFRS 7, IFRS 4, and IFRS 16	January 1, 2021
IAS 37	Onerous contract – classification of the cost of fulfilling an onerous contract.	January 1, 2022
IAS 16	Property, plant and equipment - classification of property, plant and equipment items before being ready for their intended use	January 1, 2022
IFRS 3	Conceptual framework	January 1, 2022
Standard enhancement	IFRS 1 – aspects of first-time adoption in a subsidiary; IFRS 9 - ‘10 percent’ test criterion to reverse financial liabilities; IFRS 16 - illustrative examples of leases; and IAS 41 – fair value measurement aspects	January 1, 2022
IAS 1	Classification of liabilities wither as current or non-current.	January 1, 2023
IFRS 4	Insurance contract – temporary exemptions to the application of IFRS 9 for insurers	January 1, 2023
IFRS 17	New Insurance Contracts standard superseding IFRS 4	January 1, 2023